SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
FDIC insured limit				$ 250,000
Depreciation expense	$ 653	$ 255	$ 1,916	530
Inventory expired	1,882		40,136
Inventory	299,695		203,563	53,110
Prepaid industrial hemp	100,000
Trademarks	$ 1,680		1,680	2,800	$ 2,800
Anti-dilutive securities	242,118,000
Trademark write-off			1,120
Business acquisition, cash balance	$ 41,446		18,975	774,468
Cash, uninsured amount				524,468
Dividends payable	36,270		23,695	4,192
Advertising costs	1,371	393	94,443	61,812
Stock based compensation	0	$ 0	18,775	0
Accounts receivable	$ 299			$ 428
Preferred stock, dividend rate, percentage	5.00%		5.00%	5.00%
Common stock shares outstanding	135,509,220		135,280,651
Convertible Preferred Stock, Shares Issued upon Conversion	51,394,000		51,394,000
Additional unissued outstanding shares	55,215,000		7,096,900
Amortization expense
Weighted average common shares outstanding			194,000,000